Inventory (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Inventory, Work in Process, Gross		$ 30,375	$ 47,188
Inventory, Finished Goods, Gross		4,793	3,845
Total	$ 38,344	$ 35,168	$ 51,033